Document and Entity Information	9 Months Ended
Feb. 28, 2013
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Feb. 28, 2013
Entity Registrant Name	Mobile Vault, Inc.
Entity Central Index Key	0001522903
Entity Filer Category	Smaller Reporting Company